Summary of Significant Accounting Policies - Internally Developed Software Costs (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Internally Developed Software Costs
Internally developed software costs capitalized during the period			$ 2,764	$ 3,254
Amortization expense			2,257	722
Software written off			975
Impairment of intangible assets	$ 27,826	$ 27,826	$ 27,826	$ 74,034